Note 12 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	89,400	88,400